Supplemental Disclosure on the Consolidated Statements of Cash Flows - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Cash Flow, Supplemental [Line Items]
Cash received from acquisition	$ (855)	$ 261,311	$ 0